Subsequent Events (Details)																1 Months Ended				3 Months Ended		12 Months Ended
	Mar. 08, 2026 USD ($) $ / shares shares	Feb. 24, 2026	Feb. 13, 2026 USD ($)	Jan. 29, 2026 USD ($)	Jan. 16, 2026 USD ($) $ / shares	Jan. 12, 2026 USD ($)	Jan. 05, 2026 USD ($)	Jan. 01, 2026 USD ($) $ / shares shares	Nov. 18, 2025 USD ($) shares	Nov. 05, 2025 USD ($)	Oct. 01, 2025 USD ($)	Jun. 01, 2025	Dec. 30, 2024 USD ($)	Jul. 26, 2024 USD ($)	May 31, 2024 USD ($)	Dec. 31, 2026 shares	Sep. 30, 2026 shares	Jun. 30, 2026 shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Days $ / shares	Dec. 31, 2024 USD ($) $ / shares	Apr. 30, 2026 USD ($) $ / shares shares	Feb. 09, 2026 USD ($)	Dec. 26, 2025	Nov. 03, 2025	Oct. 21, 2025	Jul. 01, 2025 USD ($)	Jun. 04, 2025	Feb. 27, 2025 USD ($)	Jun. 13, 2024
Subsequent Events [Line Items]
Note issued											$ 43,758
Maturity date												Dec. 01, 2026	Mar. 31, 2025
Principal amount																									$ 55,300				$ 86,130		$ 365,000
Warrants																			5 years	5 years							5 years	5 years		5 years		5 years
Net cash proceeds																				$ 164,500
Common stock, per share (in Dollars per share) | $ / shares																			$ 0.001	$ 0.001		$ 0.001	$ 0.001
Price per share (in Dollars per share) | $ / shares																						$ 11.4
Trading days | Days																						10
Warrants Granted, Exercise Price (in Dollars per share) | $ / shares																			$ 10	$ 10		$ 10
Paid principal amount						$ 46,899							$ 117,615										$ 38,511
Options issued (in Shares) | shares																3,125	3,125	3,125	3,125
Reverse stock split		1-for-20
Shares of common stock (in Shares) | shares									10,361
Fair value									$ 103,610
Settlement and lease payment																						$ 13,000
Equity valuation	$ 14,439,924
Total consideration										$ 69,127				$ 109,000								$ 14,439,924
Percentage of preferred series																						50.00%
Preferred stock value																						$ 5,776,827
Board of Directors [Member]
Subsequent Events [Line Items]
Reverse stock split									1-for-20
Warrant [Member]
Subsequent Events [Line Items]
Net cash proceeds															$ 177,560
Warrants Granted, Exercise Price (in Dollars per share) | $ / shares																						$ 0.9
Preferred Stock [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares																			(20,000,000)	(20,000,000)
OG Collection, Inc. [Member]
Subsequent Events [Line Items]
Percentage of equity interest																										24.00%
VTAK [Member]
Subsequent Events [Line Items]
Accounts payable	402,372
Notes payable	421,233
Legal obligations	341,500
Identified liabilities amount	1,165,105
Subsequent Event [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares																								5,778
Conversion price (in Dollars per share) | $ / shares																								$ 1.1038
Note issued																				$ 5,000,000
Bridge note																			$ 500,000	500,000
Stock options																				95,000
Maturity date			Jan. 05, 2027
Net cash proceeds					$ 300,000
Common stock, per share (in Dollars per share) | $ / shares					$ 10
Price per share (in Dollars per share) | $ / shares					$ 10			$ 0.55
Restricted common stock (in Shares) | shares								36,634
Other payable								$ 20,000
Stock option granted								$ 1,188,500
Exercise prices ranging, minimum (in Dollars per share) | $ / shares								$ 8
Exercise prices ranging, maximum (in Dollars per share) | $ / shares								$ 12
Options issued (in Shares) | shares								6,000
Equity valuation	14,439,924
Total purchase price	11,554,827
Total consideration	$ 11,554,827
Subsequent Event [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Subsequent Events [Line Items]
Original issue discount																								$ 1,000
Subsequent Event [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Subsequent Events [Line Items]
Original issue discount rate																								0.35%
Subsequent Event [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsequent Events [Line Items]
Original issue discount																			1,000,000	1,000,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Aggregate exercisable					$ 595,938
Warrants					5 years
Warrant coverage percentage					100.00%																	9.99%
Subsequent Event [Member] | OG Collection, Inc. Equity Realignment [Member]
Subsequent Events [Line Items]
Aggregate consideration																			74,400	74,400
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Original issue discount rate			8.30%	20.00%
Note issued			$ 145,000	$ 125,000			$ 9,963
Maturity date			Mar. 08, 2026	Jul. 29, 2026
Interest Rate				20.00%
Bearing interest			12.00%
Subsequent Event [Member] | Senior Convertible Note [Member]
Subsequent Events [Line Items]
Original issue discount rate					20.00%
Debt, Weighted Average Interest Rate					20.00%
Trading days					10
Subsequent Event [Member] | Senior Convertible Note [Member] | Warrant [Member]
Subsequent Events [Line Items]
Principal amount					$ 375,000
Subsequent Event [Member] | May 31, 2024 Loan Agreement [Member]
Subsequent Events [Line Items]
Paid principal amount								$ 46,899
Subsequent Event [Member] | Vocal, Inc. Equity Realignment [Member]
Subsequent Events [Line Items]
Aggregate consideration																			$ 111,291	$ 111,291
Subsequent Event [Member] | Sale of Fly Flyte, Inc [Member]
Subsequent Events [Line Items]
Percentage of equity interest	80.02%
Installment [Member]
Subsequent Events [Line Items]
Settlement and lease payment																						$ 6,500
Acquisition of Flewber Global Inc [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrants Granted, Exercise Price (in Dollars per share) | $ / shares					$ 10
Minimum [Member] | Subsequent Event [Member] | Vocal, Inc. Equity Realignment [Member]
Subsequent Events [Line Items]
Percentage of equity interest																			20.00%	20.00%
Minimum [Member] | Subsequent Event [Member] | OG Collection, Inc. [Member]
Subsequent Events [Line Items]
Percentage of equity interest																			20.00%	20.00%
Minimum [Member] | Subsequent Event [Member] | VTAK [Member]
Subsequent Events [Line Items]
Percentage of equity interest	19.98%
Maximum [Member] | Subsequent Event [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Bearing interest			18.00%
Maximum [Member] | Subsequent Event [Member] | Vocal, Inc. Equity Realignment [Member]
Subsequent Events [Line Items]
Percentage of equity interest																			51.00%	51.00%
Maximum [Member] | Subsequent Event [Member] | OG Collection, Inc. [Member]
Subsequent Events [Line Items]
Percentage of equity interest																			51.00%	51.00%
Maximum [Member] | Subsequent Event [Member] | VTAK [Member]
Subsequent Events [Line Items]
Percentage of equity interest	100.00%
Series D Preferred Stock [Member] | Preferred Stock [Member]
Subsequent Events [Line Items]
Shares of preferred series (in Shares) | shares	5,778
Series D Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 1.1
Preferred stock value	$ 5,778,000
Series D Preferred Stock [Member] | Subsequent Event [Member] | VTAK [Member]
Subsequent Events [Line Items]
Percentage of preferred series	50.00%